INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2015	2016	2017

Numerator:
Net income attributable to the Company - basic	$96,527	$118,471	$68,944

Net income attributable to the Company - diluted(i)	$96,877	$119,121	$69,605

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	58,612,596	59,170,050	60,189,004
Effect of dilutive securities
Convertible Bond	644,850	776,800	784,400
Share options	839,425	642,184	-
Restricted shares	37,332	22,422	38,106
Weighted average ordinary shares outstanding used in computing diluted income per share	60,134,203	60,611,456	61,011,510

Income per share - basic	$1.65	2.00	1.15

Income per share - diluted	$1.61	1.97	1.14

(i) For the year ended June 30, 2016 and 2017, interest accretion related to the Convertible Bond of $650 and $661, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.